Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Total debt	$ 817,958	$ 635,396	$ 723,339
Brazilian Subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	1.84%	1.32%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.13%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	17.52%
Fixed interest rate | Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Fixed interest rate | Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.00%
Fixed interest rate | US Dollar | Argentina Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.11%
Fixed interest rate | US Dollar | Argentina Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Fixed interest rate | Argentine Peso | Argentina Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.90%
Fixed interest rate | Argentine Peso | Argentina Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	28.75%
Borrowings excluding obligations under finance lease
Disclosure of detailed information about borrowings [line items]
Total debt	$ 817,853	$ 635,215
Borrowings excluding obligations under finance lease | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	721,051	214,571
Borrowings excluding obligations under finance lease | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	96,802	420,644
Borrowings excluding obligations under finance lease | Less than 1 year | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	132,998	67,682
Borrowings excluding obligations under finance lease | Less than 1 year | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	21,833	137,331
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	35,762	43,630
Borrowings excluding obligations under finance lease | Between 1 and 2 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	22,871	150,517
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	20,097	40,047
Borrowings excluding obligations under finance lease | Between 2 and 3 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	17,945	81,947
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	20,130	21,857
Borrowings excluding obligations under finance lease | Between 3 and 4 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	18,215	18,457
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	16,310	21,116
Borrowings excluding obligations under finance lease | Between 4 and 5 years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	11,164	18,309
Borrowings excluding obligations under finance lease | Over 5 Years | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	495,754	20,239
Borrowings excluding obligations under finance lease | Over 5 Years | Variable interest rate
Disclosure of detailed information about borrowings [line items]
Total debt	$ 4,774	$ 14,083